(Loss)/Earnings per Share	12 Months Ended
Dec. 31, 2014
(Loss)/Earnings per Share
(Loss)/Earnings per Share

22. (Loss) / Earnings per Share

        The following table sets forth the computation of basic and diluted earnings/(losses) per share for the years ended December 31 (in thousands):

	2014	2013	2012
Numerator:
Net (loss) / income	$(3,920)	$37,523	$(105,204)
Denominator (number of shares):
Basic and diluted weighted average ordinary shares outstanding	109,676.1	109,654.2	109,612.7

        The warrants issued and outstanding amounting to 15,000,000 were excluded from the diluted Earnings/(losses) per Share for the years ended December 31, 2014, 2013 and 2012, because they were antidilutive.